Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	$ (99,767)	¥ (694,565)	¥ (185,512)	¥ (767,304)
Accretion on redeemable noncontrolling interests	(666)	(4,634)	(2,422)	(5,725)
Numerator for basic and diluted net loss per share	$ (100,433)	¥ (699,199)	¥ (187,934)	¥ (773,029)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted (in shares)	369,472,880	369,472,880	377,744,381	378,230,039
Loss per share-basic and diluted | (per share)	$ (0.27)	¥ (1.89)	¥ (0.50)	¥ (2.04)